CONVERTIBLE PROMISSORY NOTES PAYABLE (Details)	3 Months Ended
Mar. 31, 2019 CAD ($)
Notes to Financial Statements
Beginning balance	$ 648,851
Issuances	242,685
Repayments	(33,058)
Conversions to common shares	(79,799)
Interest accrued	12,926
Unrealized foreign exchange adjustment	(13,971)
Ending balance	$ 777,634